Debt (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for the six-month
periods ended June 30, 2021 and 2020, and for the year ended December 31, 2020, which includes short and long-term debt:

	June 30, 2021 (i)	December 31, 2020 (i)	June 30, 2020 (i)
Changes in total debt:
At the beginning of the period	Ps. 2,258,727,317	Ps. 1,983,174,088	Ps. 1,983,174,088
Loans obtained - financing institutions	746,457,255	1,292,197,518	576,365,276
Debt payments	(699,214,601)	(1,151,962,147)	(494,855,903)
Accrued interest (ii)	73,310,692	144,207,950	78,796,843
Interest paid	(76,608,807)	(130,989,150)	(67,879,184)
Foreign exchange	(22,768,453)	122,099,058	385,873,077

At the end of the period	Ps. 2,279,903,403	Ps. 2,258,727,317	Ps. 2,461,474,197

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(ii)
As of June 30, 2021 it includes amortized cost of Ps. 396,777 consisting of Ps. 489,825 of expenses and discounts related to issuance of debt and Ps. (93,048) of fees to the issuance of debt. As of December 31, 2020 it includes amortized cost of Ps. 1,555,266 consisting of Ps. 1,868,501 of expenses and discounts related to issuance of debt and Ps. (313,275) of fees to the issuance of debt.

Summary of Foreign Currency Translation
As of June 30, 2021 and December 31, 2020, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	June 30, 2021	December 31, 2020
	(in pesos)
U.S. dollar	19.8027	19.9487
Japanese yen	0.1791	0.1933
Pounds sterling	27.4960	27.2579
Euro	23.6147	24.4052
Swiss francs	21.5354	22.5720